Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details) (USD $) In Millions	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	$ 985,934	$ 958,709	$ 955,371
Carrying value	1,053	1,077
Carrying value	688	717	940	939
Other Unfunded Commitment to Extend Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	206,679	199,859
Carrying value	340	364
Other Guarantees and Commitments [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	6,373	6,492
Carrying value	(6)	(6)
Securities Lending Indemnifications [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	200,627	181,717
Carrying value	0	0
Derivative Qualifying as Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	87,360	87,768
Carrying value	372	294
Unsettled Reverse Repurchase and Securities Borrowing Agreements [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	47,021	39,927
Carrying value	0	0
Consumer Loan [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	630,373	612,630
Carrying value	6	6
Consumer Credit Card Financing Receivable [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	565,813	547,227
Carrying value	0	0
Consumer Excluding Credit Card [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	64,560	65,403
Carrying value	6	6
Home Equity - Senior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	17,406	17,662
Carrying value	0	0
Home Equity - Junior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	30,146	30,948
Carrying value	0	0
Prime Mortgage [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	745	1,266
Carrying value	0	0
Subprime Mortgage [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	0	0
Carrying value	0	0
Automobile Loans [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	5,947	5,246
Carrying value	1	2
Business Banking [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	9,808	9,702
Carrying value	5	4
Student and Other [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	508	579
Carrying value	0	0
Wholesale [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	355,561	346,079
Carrying value	1,047	1,071
Standby Letters of Credit, and Other Financial Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	95,361	94,837
Carrying value	706	705
Carrying value	341	345
Other letters of credit
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	5,943	6,663
Carrying value	1	2
Carrying value	1	2
Unused Advised Lines of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	47,578	44,720
Carrying value	0	0
Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	0	0
Carrying value	3,474	3,285	1,982	1,705
Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	10,823	10,982
Carrying value	$ 148	$ 153